UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 08464

High Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2005

Item 1. Reports to Stockholders

High Income Portfolio as of October 31, 2005

PORTFOLIO OF INVESTMENTS

Senior, Floating Rate Loans — 3.0%(1)
Security	Principal Amount	Value
Automotive & Auto Parts — 0.3%
Delphi Corp., Term Loan, 10.30%, Maturing 6/14/11	$3,468,025	$3,614,795
		$3,614,795
Broadcasting — 0.7%
Hit Entertainment, Inc., Term Loan, 9.33%, Maturing 2/5/13	$7,800,000	$7,864,998
		$7,864,998
Building Materials — 0.6%
Masonite International, Term Loan, 10.38%, Maturing 10/6/06	$7,000,000	$7,000,000
		$7,000,000
Gaming — 0.4%
BLB Worldwide Holdings, Term Loan, 7.83%, Maturing 6/30/12	$3,500,000	$3,552,500
Resorts International Holdings, LLC, Term Loan, 10.27%, Maturing 3/22/13	700,000	694,094
		$4,246,594
Super Retail — 0.8%
Toys R US, Term Loan, 9.43%, Maturing 7/21/06	$8,800,000	$8,805,500
		$8,805,500
Utilities — 0.2%
Mirant Corp., Revolving Term Loan, 0.00%, Maturing 7/16/03(2)	$2,100,000	$2,212,875
		$2,212,875
Total Senior, Floating Rate Loans (identified cost $33,104,435)		$33,744,762

Corporate Bonds & Notes — 88.3%
Security	Principal Amount (000's omitted)	Value
Aerospace — 0.2%
Argo Tech Corp., Sr. Notes, 9.25%, 6/1/11	$1,575	$1,630,125
BE Aerospace, Sr. Sub. Notes, Series B, 8.00%, 3/1/08	795	796,987
Standard Aero Holdings, Inc., Sr. Sub. Notes, 8.25%, 9/1/14	395	377,225
		$2,804,337
Air Transportation — 1.7%
American Airlines, 7.80%, 10/1/06	$7,968	$7,600,028
American Airlines, 7.858%, 10/1/11	260	266,726
American Airlines, 8.608%, 4/1/11	570	540,787
AMR Corp., 9.00%, 8/1/12	7,790	5,414,050
Continental Airlines, 7.033%, 6/15/11	3,542	3,198,419
Delta Air Lines, 7.779%, 11/18/05(2)	217	199,776
Delta Air Lines, 8.30%, 12/15/29(2)	1,005	183,412
Delta Air Lines, 9.50%, 11/18/08(2)(3)	2,078	1,729,935
		$19,133,133
Automotive & Auto Parts — 4.9%
Altra Industrial Motion, Inc., 9.50%, 12/1/11(3)	$770	$750,750
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13(3)	1,230	1,211,550
Dana Credit Corp., 8.375%, 8/15/07(3)	1,265	1,233,375
Ford Motor Credit Co., 7.875%, 6/15/10	13,685	13,185,320
Ford Motor Credit Co., Variable Rate, 7.24%, 11/2/07	8,190	8,143,251
General Motors Acceptance Corp., 7.00%, 2/1/12	470	456,495
General Motors Acceptance Corp., 8.00%, 11/1/31	11,790	12,205,114
Keystone Automotive Operations, Inc., Sr. Sub. Notes, 9.75%, 11/1/13	1,195	1,168,112
Metaldyne Corp., Sr. Notes, 11.00%, 11/1/13(3)	2,670	2,416,350
Tenneco Automotive, Inc., 8.625%, 11/15/14	2,965	2,846,400
Tenneco Automotive, Inc., Series B, 10.25%, 7/15/13	3,955	4,291,175
TRW Automotive, Inc., Sr. Sub. Notes, 11.00%, 2/15/13	2,142	2,404,395
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,678,350
Venture Holding Trust, Sr. Notes, 9.50%, 7/1/05(2)	3,811	23,819
Visteon Corp., Sr. Notes, 8.25%, 8/1/10	2,215	2,057,181
		$54,071,637

See notes to financial statements

High Income Portfolio as of October 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount (000's omitted)	Value
Broadcasting — 2.2%
Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes, 11.375%, (0% until 2008), 4/1/13	$6,345	$4,600,125
Paxson Communications Corp., 10.75%, 7/15/08	1,560	1,532,700
Paxson Communications Corp., 12.25%, (0% until 2006), 1/15/09	1,980	1,945,350
Rainbow National Services, LLC, Sr. Notes, 8.75%, 9/1/12(3)	2,200	2,321,000
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14(3)	7,400	8,177,000
Sirius Satellite Radio, Sr. Notes, 9.625%, 8/1/13(3)	6,065	5,769,331
		$24,345,506
Building Materials — 2.5%
Coleman Cable, Inc., Sr. Notes, 9.875%, 10/1/12	$1,325	$1,199,125
General Cable Corp., Sr. Notes, 9.50%, 11/15/10	2,305	2,443,300
Goodman Global Holdings, Sr. Notes, Variable Rate, 6.41%, 6/15/12(3)	2,320	2,285,200
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	745	745,000
Interline Brands, Inc., Sr. Sub. Notes, 11.50%, 5/15/11	2,828	3,153,220
MAAX Corp., Sr. Sub. Notes, 9.75%, 6/15/12	2,725	2,166,375
Nortek, Inc., Sr. Sub Notes, 8.50%, 9/1/14	6,370	6,115,200
NTK Holdings, Inc., Sr. Disc. Notes, 10.75%, (0.00% until 2009) 3/1/14	2,815	1,703,075
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13	2,445	2,383,875
Ply Gem Industries, Inc., Sr. Sub. Notes, 9.00%, 2/15/12(3)	2,190	1,784,850
RMCC Acquisition Co., Sr. Sub. Notes, 9.50%, 11/1/12(3)	4,010	4,090,200
		$28,069,420
Cable/Satellite TV — 4.9%
Adelphia Communications, Sr. Notes, 10.25%, 11/1/06(2)	$9,200	$5,888,000
Adelphia Communications, Sr. Notes, Series B, 9.25%, 10/1/32(2)	7,585	4,892,325
CCO Holdings LLC / Capital Corp., Sr. Notes, 8.75%, 11/15/13(3)	5,240	5,069,700
Century Communications, Sr. Notes, 8.75%, 10/1/07(2)	625	662,500
Charter Communications Holdings II, LLC, Sr. Notes, 10.25%, 9/15/10	2,455	2,473,412
CSC Holdings, Inc., Sr. Notes, 6.75%, 4/15/12(3)	735	712,950
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	15	15,450

Security	Principal Amount (000's omitted)		Value
Cable/Satellite TV (continued)
CSC Holdings, Inc., Sr. Notes, Series B, 7.625%, 4/1/11		$615	$619,612
Insight Communications, Sr. Disc. Notes, 12.25%, (0% until 2006), 2/15/11		16,840	17,387,300
Kabel Deutschland GMBH, 10.625%, 7/1/14(3)		7,785	8,417,531
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11		5,017	5,487,344
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11(4)	EUR	1,935	2,549,075
			$54,175,199
Capital Goods — 3.6%
Amsted Industries, Inc., Sr. Notes, 10.25%, 10/15/11(3)		$7,765	$8,347,375
Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11		3,720	3,933,900
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15(3)		2,370	2,358,150
Dresser, Inc., 9.375%, 4/15/11		8,975	9,334,000
Koppers, Inc., 9.875%, 10/15/13		60	65,700
Manitowoc Co., Inc. (The), 10.50%, 8/1/12		589	662,625
Milacron Escrow Corp., 11.50%, 5/15/11		4,340	3,754,100
Mueller Group, Inc., Sr. Sub. Notes, 10.00%, 5/1/12		2,685	2,832,675
Mueller Holdings, Inc., Disc. Notes, 14.75%, (0.00% until 2009), 4/15/14		3,975	2,921,625
Polypore, Inc., Sr. Sub Notes, 8.75%, 5/15/12		445	393,825
Rexnord Corp., 10.125%, 12/15/12		1,195	1,314,500
Thermadyne Holdings Corp., Sr. Sub. Notes, 9.25%, 2/1/14		4,167	3,750,300
			$39,668,775
Chemicals — 4.2%
Avecia Group PLC, 11.00%, 7/1/09		$391	$404,685
BCP Crystal Holdings Corp., Sr. Sub Notes, 9.625%, 6/15/14		3,783	4,180,215
Borden U.S. Finance/Nova Scotia Finance, Sr. Notes, 9.00%, 7/15/14(3)		2,130	2,106,037
Crystal US Holdings/US Holdings 3, LLC, Sr. Disc. Notes, Series B, 10.50%, (0.00% until 2009) 10/1/14		3,465	2,416,837
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11		3,900	4,270,500
IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13		6,000	6,990,000
Innophos, Inc., Sr. Sub. Notes, 8.875%, 8/15/14(3)		415	417,075
Lyondell Chemical Co., 11.125%, 7/15/12		1,170	1,310,400
Nalco Co., Sr. Sub. Notes, 8.875%, 11/15/13		3,310	3,396,887
Nova Chemicals Corp., Sr. Notes, Variable Rate, 7.561%, 11/15/13(3)		3,525	3,577,875
OM Group, Inc., 9.25%, 12/15/11		10,260	9,926,550

See notes to financial statements

High Income Portfolio as of October 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount (000's omitted)	Value
Chemicals (continued)
Polyone Corp., Sr. Notes, 8.875%, 5/1/12	$30	$26,775
Polyone Corp., Sr. Notes, 10.625%, 5/15/10	3,030	2,984,550
PQ Corp., 7.50%, 2/15/13(3)	1,305	1,207,125
Rhodia SA, Sr. Notes, 10.25%, 6/1/10	1,355	1,449,850
Rockwood Specialties Group, Sr. Sub. Notes, 10.625%, 5/15/11	1,505	1,617,875
		$46,283,236
Consumer Products — 1.0%
Aearo Co. I, Sr. Sub. Notes, 8.25%, 4/15/12	$1,905	$1,905,000
Fedders North America, Inc., 9.875%, 3/1/14	2,982	2,214,135
Jafra Cosmetics/Distribution, Sr. Sub. Notes, 10.75%, 5/15/11	1,260	1,389,150
Jostens Holding Corp., Sr. Disc. Notes, 10.25%, (0.00% until 2008), 12/1/13	1,380	1,003,950
Samsonite Corp., Sr. Sub. Notes, 8.875%, 6/1/11	2,765	2,861,775
WH Holdings Ltd./WH Capital Corp., Sr. Notes, 9.50%, 4/1/11	1,290	1,406,100
		$10,780,110
Containers — 1.7%
Crown Euro Holdings SA, 9.50%, 3/1/11	$1,625	$1,787,500
Crown Euro Holdings SA, 10.875%, 3/1/13	5,755	6,776,512
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	3,945	3,807,375
Pliant Corp. (PIK), 11.625%, 6/15/09(3)	2,608	2,716,273
Solo Cup Co., Sr. Sub. Notes, 8.50%, 2/15/14	2,720	2,244,000
US Can Corp., Sr. Notes, 10.875%, 7/15/10	1,220	1,262,700
		$18,594,360
Diversified Financial Services — 0.7%
E*Trade Financial Corp., Sr. Notes, 8.00%, 6/15/11	$745	$759,900
Greenbrier Companies, Inc. (The), 8.375%, 5/15/15	4,740	4,894,050
Residential Capital Corp., 6.875%, 6/30/15(3)	1,945	2,051,386
		$7,705,336
Diversified Media — 3.2%
Advanstar Communications, Inc., 10.75%, 8/15/10	$6,120	$6,808,500
CanWest Media, Inc., 8.00%, 9/15/12	19,508	20,532,010
LBI Media, Inc., 10.125%, 7/15/12	2,020	2,156,350
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0.00% until 2008), 10/15/13	2,760	2,035,500
Nextmedia Operating, Inc., 10.75%, 7/1/11	3,260	3,557,475
		$35,089,835

Security	Principal Amount (000's omitted)	Value
Energy — 5.6%
ANR Pipeline Co., 8.875%, 3/15/10	$1,600	$1,725,163
Aventine Renewable Energy Holdings, Inc., Variable Rate, 9.87%, 12/15/11(3)	2,860	2,988,700
Clayton Williams Energy, Inc., Sr. Notes, 7.75%, 8/1/13(3)	1,220	1,183,400
Coastal Corp., Sr. Debs., 9.625%, 5/15/12	2,880	3,182,400
El Paso Corp., Sr. Notes, 7.625%, 8/16/07	1,945	1,983,900
El Paso Production Holding Co., 7.75%, 6/1/13	630	652,050
Giant Industries, 8.00%, 5/15/14	2,845	2,958,800
Hanover Compressor Co., Sr. Sub. Notes, 0.00%, 3/31/07	10,010	8,883,875
Hanover Equipment Trust, Series B, 8.75%, 9/1/11	2,120	2,257,800
Inergy L.P. / Finance, Sr. Notes, 6.875%, 12/15/14	4,700	4,476,750
Northwest Pipeline Corp., 8.125%, 3/1/10	825	878,625
Ocean Rig Norway AS, Sr. Notes, 8.375%, 7/1/13(3)	1,225	1,321,469
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	1,615	1,833,025
Petrobras International Finance Co., 7.75%, 9/15/14	670	713,550
Petrobras International Finance, Sr. Notes, 9.125%, 7/2/13	1,925	2,204,125
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13	5,035	5,651,787
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08	4,602	4,855,110
Southern Natural Gas, 8.875%, 3/15/10	1,200	1,293,872
Transmontaigne, Inc., Sr. Sub. Notes, 9.125%, 6/1/10	6,810	6,775,950
United Refining Co., Sr. Notes, 10.50%, 8/15/12	4,175	4,425,500
Williams Cos., Inc. (The), 8.75%, 3/15/32	1,265	1,465,819
		$61,711,670
Entertainment/Film — 1.5%
AMC Entertainment, Inc., Sr. Sub. Notes, 9.875%, 2/1/12	$2,700	$2,592,000
Loews Cineplex Entertainment Corp., 9.00%, 8/1/14	9,795	9,476,662
Marquee Holdings, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2009) 8/15/14	7,210	4,380,075
		$16,448,737
Environmental — 1.8%
Aleris International, Inc., 9.00%, 11/15/14	$2,373	$2,432,325
Aleris International, Inc., 10.375%, 10/15/10	1,730	1,898,675
Allied Waste North America, Series B, 8.875%, 4/1/08	4,935	5,169,412
Allied Waste North America, Sr. Notes, Series B, 8.50%, 12/1/08	5,075	5,303,375
Waste Services, Inc., Sr. Sub Notes, 9.50%, 4/15/14	4,810	4,785,950
		$19,589,737

See notes to financial statements

High Income Portfolio as of October 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount (000's omitted)	Value
Food & Drug Retail — 0.4%
Rite Aid Corp., 7.125%, 1/15/07	$1,705	$1,713,525
Rite Aid Corp., 8.125%, 5/1/10	2,415	2,427,075
		$4,140,600
Food/Beverage/Tobacco — 2.4%
American Seafood Group, LLC, 10.125%, 4/15/10	$6,165	$6,534,900
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0.00% until 2008) 11/1/11	5,130	3,975,750
Pierre Foods, Inc., Sr. Sub. Notes, 9.875%, 7/15/12	3,900	3,958,500
Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.25%, 12/1/13	5,720	5,319,600
UAP Holding Corp., Sr. Disc. Notes, 10.75%, (0% until 2008) 7/15/12	6,370	5,573,750
United Agricultural Products, Sr. Notes, 8.25%, 12/15/11	1,632	1,721,760
		$27,084,260
Gaming — 5.3%
CCM Merger, Inc., 8.00%, 8/1/13(3)	$2,960	$2,945,200
Chukchansi EDA, Sr. Notes, 8.00%, 11/15/13(3)(4)	1,425	1,425,000
Chukchansi EDA, Sr. Notes, 14.50%, 6/15/09(3)	7,220	8,844,500
Chukchansi EDA, Sr. Notes, Variable Rate, 7.86%, 11/15/12(3)(4)	3,320	3,320,000
Eldorado Casino Shreveport, 10.00%, 8/1/12	890	841,253
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	3,720	3,999,000
Majestic Star Casino LLC, 9.50%, 10/15/10	4,365	4,294,069
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	1,570	1,642,612
OED Corp./Diamond Jo LLC, 8.75%, 4/15/12	4,355	4,246,125
San Pasqual Casino, 8.00%, 9/15/13(3)	3,740	3,740,000
Seneca Gaming Corp., Sr. Notes, 7.25%, 5/1/12	1,645	1,688,181
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	11,250	10,954,688
Waterford Gaming LLC, Sr. Notes, 8.625%, 9/15/12(3)	9,944	10,739,520
		$58,680,148
Healthcare — 5.0%
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15(3)	$4,020	$4,401,900
CDRV Investors, Inc., Sr. Disc. Notes, 9.625%, (0.00% until 2010) 1/1/15	4,835	2,707,600
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.75%, 2/15/12	3,715	3,807,875

Security	Principal Amount (000's omitted)	Value
Healthcare (continued)
Medical Device Manufacturing, Inc., Series B, 10.00%, 7/15/12	$2,850	$3,348,750
Medquest, Inc., 11.875%, 8/15/12	4,945	4,907,913
National Mentor, Inc., Sr. Sub. Notes, 9.625%, 12/1/12(3)	1,580	1,635,300
Quintiles Transnational Corp., Sr. Sub. Notes, 10.00%, 10/1/13	8,415	9,330,131
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13(3)	2,370	2,393,700
Service Corp. International, Sr. Notes, 7.00%, 6/15/17(3)	1,240	1,236,900
US Oncology, Inc., 9.00%, 8/15/12	2,665	2,824,900
US Oncology, Inc., 10.75%, 8/15/14	5,315	5,886,363
Vanguard Health Holding Co. II LLC, Sr. Sub. Notes, 9.00%, 10/1/14	5,965	6,248,338
Ventas Realty L.P. / Capital Corp., Sr. Notes, 7.125%, 6/1/15	1,725	1,789,688
VWR International, Inc., Sr. Sub. Notes, 8.00%, 4/15/14	4,715	4,597,125
		$55,116,483
Homebuilders/Real Estate — 0.1%
CB Richard Ellis Services, Inc., Sr. Notes, 9.75%, 5/15/10	$510	$561,000
Stanley-Martin Co., 9.75%, 8/15/15(3)	955	883,375
		$1,444,375
Hotels — 0.8%
Felcor Lodging L.P., Sr. Notes, Variable Rate, 7.78%, 6/1/11	$1,660	$1,716,025
Host Marriot L.P., Series O, 6.375%, 3/15/15	510	497,250
Meristar Hospitality Operations/Finance, 10.50%, 6/15/09	5,890	6,250,763
		$8,464,038
Leisure — 2.0%
Six Flags Theme Parks, Inc., Sr. Notes, 8.875%, 2/1/10	$4,490	$4,478,775
Universal City Development Partners, Sr. Notes, 11.75%, 4/1/10	9,600	10,812,000
Universal City Florida Holding, Sr. Notes, 8.375%, 5/1/10	270	278,100
Universal City Florida, Sr. Notes, Variable Rate, 8.443%, 5/1/10	6,185	6,362,819
		$21,931,694

See notes to financial statements

High Income Portfolio as of October 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount (000's omitted)	Value
Metals/Mining — 0.5%
Alpha Natural Resources, Sr. Notes, 10.25%, 6/1/12	$1,665	$1,839,825
Novelis, Inc., Sr. Notes, 7.25%, 2/15/15(3)	3,880	3,559,900
		$5,399,725
Paper — 3.6%
Caraustar Industries, Inc., 7.375%, 6/1/09	$485	$468,025
Caraustar Industries, Inc., Sr. Sub. Notes, 9.875%, 4/1/11	6,665	6,565,025
Domtar, Inc., 7.125%, 8/1/15	3,620	3,077,000
Georgia-Pacific Corp., 9.50%, 12/1/11	5,330	6,209,450
JSG Funding PLC, Sr. Notes, 9.625%, 10/1/12	6,275	6,055,375
Newark Group, Inc., Sr. Sub. Notes, 9.75%, 3/15/14	2,470	2,136,550
NewPage Corp., 10.00%, 5/1/12	8,055	7,370,325
Norske Skog Canada Ltd., Sr. Notes, Series D, 8.625%, 6/15/11	740	717,800
Stone Container Corp., Sr. Notes, 9.25%, 2/1/08	7,160	7,321,100
		$39,920,650
Publishing/Printing — 2.6%
American Media Operations, Inc., Series B, 10.25%, 5/1/09	$7,379	$7,028,498
CBD Media, Inc., Sr. Sub. Notes, 8.625%, 6/1/11	1,615	1,647,300
Dex Media West LLC, Sr. Sub. Notes, 9.875%, 8/15/13	740	819,550
Houghton Mifflin Co., Sr. Sub. Notes, 9.875%, 2/1/13	7,595	7,879,813
Merrill Corp., Series A, (PIK), Variable Rate, 12.00%, 5/1/09	1,780	1,878,353
Merrill Corp., Series B, (PIK), Variable Rate, 12.00%, 5/1/09	8,212	8,663,188
WDAC Subsidiary Corp., Sr. Notes, 8.375%, 12/1/14(3)	1,655	1,568,113
		$29,484,815
Railroad — 0.6%
Grupo Transportacion Ferroviaria Mexicana SA de C.V., Sr. Notes, 9.375%, 5/1/12(3)	$5,190	$5,657,100
TFM SA de C.V., Sr. Notes, 12.50%, 6/15/12(3)	1,290	1,496,400
		$7,153,500
Services — 2.1%
Hydrochem Industrial Services, Inc., Sr. Sub Notes, 9.25%, 2/15/13(3)	$1,015	$933,800
Knowledge Learning Center, Sr. Sub. Notes, 7.75%, 2/1/15(3)	2,545	2,379,575

Security	Principal Amount (000's omitted)	Value
Services (continued)
Muzak LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09	$2,640	$2,270,400
Norcross Safety Products LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	5,555	5,943,850
NSP Holdings/NSP Holdings Capital Corp., Sr. Notes (PIK), 11.75%, 1/1/12	2,835	2,836,907
Safety Products Holdings, Sr. Notes (PIK), 11.75%, 1/1/12(3)	1,100	1,100,916
United Rentals North America, Inc., 6.50%, 2/15/12	930	896,288
United Rentals North America, Inc., Sr. Sub. Notes, 7.00%, 2/15/14	7,900	7,307,500
		$23,669,236
Steel — 0.4%
Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14	$2,915	$3,308,525
Oregon Steel Mills, Inc., 10.00%, 7/15/09	1,340	1,443,850
		$4,752,375
Super Retail — 2.3%
Affinity Group, Inc., Sr. Sub. Notes, 9.00%, 2/15/12	$3,815	$3,795,925
GSC Holdings Corp., 8.00%, 10/1/12(3)	9,825	9,603,938
GSC Holdings Corp., Variable Rate, 7.875%, 10/1/11(3)	5,940	5,969,700
Neiman Marcus Group, Inc., Sr. Notes, 9.00%, 10/15/15(3)	940	928,250
Neiman Marcus Group, Inc., Sr. Sub. Notes, 10.375%, 10/15/15(3)	5,920	5,742,400
		$26,040,213
Technology — 4.1%
Advanced Micro Devices, Inc., Senior Notes, 7.75%, 11/1/12	$7,830	$7,869,150
Amkor Technologies, Inc., Sr. Notes, 7.125%, 3/15/11	1,755	1,526,850
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	10,385	8,905,138
CPI Holdco, Inc., Sr. Notes, Variable Rate, 9.672%, 2/1/15	1,545	1,522,234
Stratus Technologies, Inc., Sr. Notes, 10.375%, 12/1/08	868	881,020
Sungard Data Systems, Inc., Sr. Notes, 9.125%, 8/15/13(3)	5,060	5,161,200
Sungard Data Systems, Inc., Sr. Notes, Variable Rate, 8.525%, 8/15/13(3)	1,170	1,205,100
Sungard Data Systems, Inc., Sr. Sub. Notes, 10.25%, 8/15/15(3)	4,340	4,323,725
UGS Corp., 10.00%, 6/1/12	12,660	13,894,350
		$45,288,767

See notes to financial statements

High Income Portfolio as of October 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount (000's omitted)	Value
Telecommunications — 10.1%
AirGate PCS, Inc., Variable Rate, 7.90%, 10/15/11	$1,350	$1,390,500
Alamosa Delaware, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2005), 7/31/09	2,270	2,497,000
Alamosa Delaware, Inc., Sr. Notes, 11.00%, 7/31/10	7,270	8,087,875
Centennial Cellular Operating Co./Centennial Communications Corp., Sr. Notes, 10.125%, 6/15/13	13,400	15,041,500
Digicel Ltd., Sr. Notes, 9.25%, 9/1/12(3)	1,200	1,242,000
Inmarsat Finance PLC, 7.625%, 6/30/12	3,429	3,484,721
Intelsat Bermuda Ltd., Sr. Notes, Variable Rate, 8.695%, 1/15/12(3)	6,795	6,913,913
Intelsat Ltd., Sr. Notes, 5.25%, 11/1/08	12,000	11,040,000
IWO Holdings, Inc., 10.75%, (0.00% until 2010) 1/15/15	2,470	1,778,400
IWO Holdings, Inc., 14.00%, 1/15/11(2)	7,490	0
IWO Holdings, Inc., Variable Rate, 7.90%, 1/15/12	675	705,375
LCI International, Inc., Sr. Notes, 7.25%, 6/15/07	9,405	9,334,463
New Skies Satellites NV, Sr. Notes, Variable Rate, 8.539%, 11/1/11	2,525	2,600,750
New Skies Satellites NV, Sr. Sub. Notes, 9.125%, 11/1/12	4,450	4,539,000
Qwest Capital Funding, Inc., 6.375%, 7/15/08	2,240	2,189,600
Qwest Communications International, Inc., 7.25%, 2/15/11	1,525	1,490,688
Qwest Communications International, Inc., Sr. Notes, 7.50%, 2/15/14(3)	10,750	10,346,875
Qwest Corp., Sr. Notes, 7.625%, 6/15/15(3)	2,510	2,585,300
Qwest Services Corp., 13.50%, 12/15/10	7,290	8,365,275
Rogers Wireless, Inc., 7.50%, 3/15/15	2,170	2,338,175
Rogers Wireless, Inc., Sr. Sub. Notes, 8.00%, 12/15/12	1,610	1,710,625
Rogers Wireless, Inc., Variable Rate, 6.995%, 12/15/10	3,870	4,024,800
SBA Telecommunications, Sr. Disc. Notes, 9.75%, (0.00% until 2007), 12/15/11	2,068	1,876,710
Telemig Celular SA/Amazonia Celular SA, 8.75%, 1/20/09(3)	2,030	2,101,050
U.S. West Communications, Debs., 7.20%, 11/10/26	585	538,200
UbiquiTel Operating Co., Sr. Notes, 9.875%, 3/1/11	5,915	6,491,713
		$112,714,508
Textiles/Apparel — 2.8%
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	$1,235	$1,253,525
Levi Strauss & Co., Sr. Notes, 12.25%, 12/15/12	9,570	10,550,925
Levi Strauss & Co., Sr. Notes, Variable Rate, 8.804%, 4/1/12	3,020	3,012,450
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	6,665	6,864,950
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	2,860	2,895,750
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11	1,350	1,370,250

Security	Principal Amount (000's omitted)	Value
Textiles/Apparel (continued)
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13	$3,615	$3,804,788
Quiksilver, Inc., Sr. Notes, 6.875%, 4/15/15(3)	1,650	1,538,625
		$31,291,263
Transportation Ex Air/Rail — 0.8%
H-Lines Finance Holding Corp., Sr. Disc. Notes, 11.00%, (0.00% until 2008) 4/1/13	$2,681	$2,218,528
Horizon Lines, LLC, 9.00%, 11/1/12(3)	2,837	3,024,951
OMI Corp., Sr. Notes, 7.625%, 12/1/13	1,260	1,297,800
Quality Distribution LLC / QD Capital Corp., Variable Rate, 8.65%, 1/15/12	2,100	2,029,125
		$8,570,404
Utilities — 2.7%
AES Corp., Sr. Notes, 8.75%, 5/15/13(3)	$2,030	$2,202,550
AES Corp., Sr. Notes, 8.875%, 2/15/11	457	491,275
AES Corp., Sr. Notes, 9.00%, 5/15/15(3)	1,585	1,727,650
AES Corp., Sr. Notes, 9.375%, 9/15/10	3,519	3,835,710
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,518	2,909,680
Calpine Corp., Sr. Notes, 8.75%, 7/15/07	550	335,500
Dynegy Holdings, Inc., Debs., 7.625%, 10/15/26	2,485	2,199,225
Dynegy Holdings, Inc., Sr. Notes, 10.125%, 7/15/13(3)	2,690	2,972,450
Mission Energy Holding Co., 13.50%, 7/15/08	3,895	4,527,938
NRG Energy, Inc., 8.00%, 12/15/13	1,422	1,557,090
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	6,490	7,658,200
		$30,417,268
Total Corporate Bonds & Notes (identified cost $964,167,995)		$980,035,350
Convertible Bonds — 2.1%
Security	Principal Amount (000's omitted)	Value
Amkor Technologies, Inc., 5.75%, 6/1/06	$1,580	$1,528,650
Kerzner International Ltd., 2.375%, 4/15/24(3)	2,720	3,087,200
L-3 Communications Corp., 3.00%, 8/1/35(3)	3,890	3,928,900
Nortel Networks Ltd., 4.25%, 9/1/08	11,760	11,039,700
Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	1,275	1,126,781
XM Satellite Radio Holdings, Inc., 1.75%, 12/1/09	1,185	1,029,469
XM Satellite Radio, Inc., 1.75%, 12/1/09(3)	2,450	2,128,437
Total Convertible Bonds (identified cost, $23,841,492)		$23,869,137

See notes to financial statements

High Income Portfolio as of October 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Common Stocks — 0.9%
Security	Shares	Value
Gaming — 0.7%
Peninsula Gaming LLC, Convertible Preferred Membership Interests(5)(6)	25,351	$152,107
Shreveport Gaming Holdings, Inc.(4)(6)	6,014	107,350
Trump Entertainment Resorts, Inc.(6)	427,818	7,343,496
		$7,602,953
Telecommunications — 0.2%
Crown Castle International Corp.(6)	49,828	$1,221,533
New Skies Satellites Holdings, Ltd.	35,300	790,720
		$2,012,253
Total Common Stocks (identified cost $6,726,631)		$9,615,206
Convertible Preferred Stocks — 1.7%
Security	Shares	Value
Energy — 0.9%
Chesapeake Energy Corp., 5.00%	11,225	$2,230,969
Chesapeake Energy Corp., 4.50%	32,900	3,384,587
Williams Holdings of Delaware, 5.50%(3)	45,592	4,798,558
		$10,414,114
Telecommunications — 0.7%
Crown Castle International Corp., (PIK), 6.25%	138,027	$7,108,391
		$7,108,391
Utilities — 0.1%
NRG Energy, Inc., 4.00%(3)	865	$1,063,085
		$1,063,085
Total Convertible Preferred Stocks (identified cost $13,705,966)		$18,585,590

Warrants — 0.2%
Security	Shares		Value
Cable/Satellite TV — 0.0%
Ono Finance PLC, Exp. 3/16/11(3)(4)(6)		3,370	$0
Ono Finance PLC, Exp. 5/31/09(4)(6)		9,690	0
Ono Finance PLC, Exp. 5/31/09(4)(6)	EUR	3,390	0
			$0
Capital Goods — 0.1%
Mueller Holdings, Inc., Exp. 4/15/14(3)(6)		2,325	$942,206
			$942,206
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09(4)(6)		13,600	$0
			$0
Restaurants — 0.0%
New World Coffee, Exp. 6/15/06(5)(6)		1,244	$13
			$13
Technology — 0.0%
Asat Finance, Exp. 11/1/06(3)(4)(6)		5,660	$170
			$170
Telecommunications — 0.1%
American Tower Corp., Exp. 8/1/08(3)(6)		5,070	$1,711,219
			$1,711,219
Transportation Ex Air/Rail — 0.0%
Quality Distribution, Inc., Exp.1/15/07(4)(6)		3,266	$26,847
			$26,847
Total Warrants (identified cost $1,182,468)			$2,680,455
Miscellaneous — 0.0%
Security	Shares		Value
Trump Atlantic City(4)(6)		6,815,000	$262,378
Total Miscellaneous (identified cost $0)			$262,378

See notes to financial statements

High Income Portfolio as of October 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Commercial Paper — 2.5%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 4.02%, 11/1/05	$27,296	$27,296,000
Total Commercial Paper (at amortized cost, $27,296,000)		$27,296,000
Short-Term Investments — 0.2%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.03%, 11/1/05	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 98.9% (identified cost $1,072,024,987)		$1,098,088,878
Other Assets, Less Liabilities — 1.1%		$12,049,974
Net Assets — 100.0%		$1,110,138,852

EUR - Euro

PIK - Payment In Kind.

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Defaulted security.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the aggregate value of the securities is $218,354,263 or 19.7% of the Fund's net assets.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  Restricted security.

(6)  Non-income producing security.

See notes to financial statements

High Income Portfolio as of October 31, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2005

Assets
Investments, at value (identified cost, $1,072,024,987)	$1,098,088,878
Cash	3,440
Receivable for investments sold	5,286,981
Receivable for open swap contracts	254,232
Interest and dividends receivable	23,135,587
Receivable for open forward foreign currency contracts	37,066
Total assets	$1,126,806,184
Liabilities
Payable for investments purchased	$16,017,000
Payable to affiliate for investment advisory fee	517,561
Miscellaneous liabilities	14,661
Payable to affiliate for Trustees' fees	2,352
Accrued expenses	115,758
Total liabilities	$16,667,332
Net Assets applicable to investors' interest in Portfolio	$1,110,138,852
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$1,083,787,921
Net unrealized appreciation (computed on the basis of identified cost)	26,350,931
Total	$1,110,138,852

Statement of Operations

For the Year Ended
October 31, 2005

Investment Income
Interest	$100,261,561
Dividends	431,179
Miscellaneous	1,940,034
Total investment income	$102,632,774
Expenses
Investment adviser fee	$6,335,720
Trustees' fees and expenses	25,004
Custodian fee	330,747
Legal and accounting services	99,186
Miscellaneous	74,774
Total expenses	$6,865,431
Deduct — Reduction of custodian fee	$2,852
Total expense reductions	$2,852
Net expenses	$6,862,579
Net investment income	$95,770,195
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$21,521,751
Swap contracts	(12,133)
Foreign currency and forward foreign currency exchange contract transactions	135,306
Net realized gain	$21,644,924
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(43,916,340)
Swap contracts	254,232
Foreign currency and forward foreign currency exchange contracts	6,742
Net change in unrealized appreciation (depreciation)	$(43,655,366)
Net realized and unrealized loss	$(22,010,442)
Net increase in net assets from operations	$73,759,753

See notes to financial statements

High Income Portfolio as of October 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended October 31, 2005	Year Ended October 31, 2004
From operations — Net investment income	$95,770,195	$105,551,363
Net realized gain from investments, swap contracts, foreign currency and forward foreign currency exchange contract transactions	21,644,924	13,246,595
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	(43,655,366)	27,536,858
Net increase in net assets from operations	$73,759,753	$146,334,816
Capital transactions — Contributions	$158,885,097	$289,846,419
Withdrawals	(414,478,617)	(308,251,669)
Net decrease in net assets from capital transactions	$(255,593,520)	$(18,405,250)
Net increase (decrease) in net assets	$(181,833,767)	$127,929,566
Net Assets
At beginning of year	$1,291,972,619	$1,164,043,053
At end of year	$1,110,138,852	$1,291,972,619

See notes to financial statements

High Income Portfolio as of October 31, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended October 31,
	2005	2004	2003	2002(1)	2001
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.58%	0.59%	0.66%	0.64%	0.67%
Expenses after custodian fee reduction	0.58%	0.59%	0.66%	0.64%	0.67%
Net investment income	8.06%	8.61%	10.04%	10.38%	11.96%
Portfolio Turnover	62%	80%	122%	88%	83%
Total Return(2)	6.54%	12.79%	34.76%	(4.36)%	—
Net assets, end of year (000's omitted)	$1,110,139	$1,291,973	$1,164,043	$889,653	$1,186,751

(1)  The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease the ratio of net investment income to average net assets from 10.59% to 10.38%. Ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(2)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

High Income Portfolio as of October 31, 2005

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as an open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2005 Eaton Vance High Income Fund, Eaton Vance Floating-Rate High Income Fund and Eaton Vance Strategic Income Fund held an approximate 65.6%, 21.7% and 5.5% interest in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Investments listed on securities exchanges are valued at closing sale prices. Investments listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. The Portfolio also invests in interests in senior floating rate loans (Senior Loans). The Portfolio's investment adviser, Boston Management and Research (BMR) a wholly owned subsidiary of Eaton Vance Management (EVM), has characterized certain Senior Loans as liquid based on a predetermined acceptable number and range of market quotations available. Such loans are valued on the basis of market valuations furnished by a pricing service. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Other Senior Loans are valued at fair value by BMR under procedures established by the Trustees as permitted by section 2(a)(41) of the Investment Company Act of 1940.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Dividend income is recorded on ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

C  Income Taxes — The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

E  Financial Futures Contracts — Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement

High Income Portfolio as of October 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

H  Credit Default Swaps — The Portfolio may enter into credit default swaps to buy or sell credit protection on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par or other agreed-upon value, of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

I  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

K  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a wholly-owned subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended October 31, 2005, the fee was equivalent to 0.53% of the Portfolio's average daily net assets and amounted to $6,335,720. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio

High Income Portfolio as of October 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2005, no significant amounts have been deferred.

3  Investments

The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $715,922,979 and $817,279,393, respectively, for the year ended October 31, 2005.

4  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2005.

5  Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2005 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date(s)	Deliver	In Exchange For (in U.S. dollars)	Net Unrealized Appreciation
11/30/05	Euro 2,194,626	$2,669,653	$37,066
		$2,669,653	$37,066

At October 31, 2005, the Portfolio had sufficient cash and/or securities to cover any commitments under these contracts.

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
8,000,000 USD	12/20/2010	Agreement with Citibank N.A. dated 10/21/2005 to pay 5.46% times the notional amount per year. In exchange for that periodic payment, upon a default by Toys 'R' Us, Inc., Citibank N.A. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Toys 'R' Us, Inc. to Citibank N.A.	$254,232

6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2005 as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,075,156,408
Gross unrealized appreciation	$45,985,970
Gross unrealized depreciation	(23,053,500)
Net unrealized appreciation	$22,932,470

High Income Portfolio as of October 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

7  Restricted Securities

At October 31, 2005, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares/Face	Cost		Fair Value
Common Stocks and Warrants
New World Coffee, Warrants, Exp. 6/15/06	9/15/02 - 7/15/02 9/30/02	1,244	$0	(1)	$13
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/08/99	25,351	0	(1)	152,107
			$0		$152,120

(1) Less than $0.50.

High Income Portfolio as of October 31, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders
of High Income Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Income Portfolio (the Portfolio) as of October 31, 2005 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the years in the five year period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and signifigant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities held at October 31, 2005 by correspondence with the custodian, brokers and agent banks; where replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the High Income Portfolio at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 19, 2005

Eaton Vance High Income Fund as of October 31, 2005

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2006 will show the tax status of all distributions paid to your account in calendar 2005. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

High Income Portfolio

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between High Income Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and its investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•  An independent report comparing the expense ratio of the Eaton Vance High Income Fund (the "Fund") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to a relevant peer group of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Special Committee also considered the investment adviser's portfolio management capabilities, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreement. Specifically, the Special Committee considered the investment adviser's high-yield portfolio management team, including portfolio managers who perform their own investment and credit analysis and analysts who evaluate issuers' financial resources, operating history and sensitivity to economic conditions. The Special Committee noted the benefits to the Portfolio of the investment adviser's extensive in-house research capabilities. The Special Committee also took into account the time and attention to be devoted by senior management to the Portfolio and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to Fund investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Portfolio and for all Eaton Vance funds as a group. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing

High Income Portfolio

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

Eaton Vance High Income Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and High Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to its position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee	Trustee of the Trust since 1991; of the Portfolio since 1992	Chairman, President and Chief Executive Officer of BMR, EVC, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 161 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust and the Portfolio.	161	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Professor, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	152	None

Samuel L. Hayes, III 2/23/35	Trustee	Trustee of the Trust since 1986; of the Portfolio since 1993 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration.	161	Director of Tiffany & Co. (specialty retailer) and Telect, Inc. (telecommunication services company)

William H. Park 9/19/47	Trustee	Since 2003	President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (since 2002). Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	161	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center (since 1999). Tax Partner Covington & Burling, Washington, DC (1991-2000).	161	None

Eaton Vance High Income Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1986; of the Portfolio since 1993	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003). Formerly Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds) (1980-2000).	161	None

Lynn A. Stout 9/14/57	Trustee	Since 1998	Professor of Law, University of California at Los Angeles School of Law (since July 2001). Formerly, Professor of Law, Georgetown University Law Center.	161	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor (since 2000). Formerly, President and Chief Executive Officer, Redwood Investment Systems, Inc. (software developer) (2000). Formerly, President and Chief Executive Officer, State Street Research & Management (investment advisor), SSRM Holdings (parent of State Street Research & management), and SSR Realty (institutional realty manager) (1992-2000).	152	Director of W.P. Carey & Company LLC (manager of real estate investment trusts)

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Thomas E. Faust Jr. 5/31/58	President of the Trust	Since 2002	Executive Vice President of EVM, BMR, EVC and EV; Chief Investment Officer of EVM and BMR and Director of EVC. Chief Executive Officer of Belair Capital Fund LLC, Belcrest Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC and Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 65 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 70 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 85 registered investment companies managed by EVM or BMR.

Kevin S. Dyer 2/21/75	Vice President of the Trust	Since 2005	Assistant Vice President of EVM and BMR. Officer of 24 registered investment companies managed by EVM or BMR.

Thomas P. Huggins 3/7/66	Vice President of the Portfolio	Since 2000	Vice President of EVM and BMR. Officer of 4 registered investment companies managed by EVM or BMR.

Aamer Khan 6/7/60	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 27 registered investment companies managed by EVM or BMR.

Eaton Vance High Income Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Michael R. Mach 7/15/47	Vice President of the Trust	Since 1999	Vice President of EVM and BMR. Officer of 32 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President of the Trust	Since 1998	Vice President of EVM and BMR. Officer of 85 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	Vice President of the Trust	Since 2001	Senior Vice President and Chief Equity Investment Officer of EVM and BMR. Officer of 51 registered investment companies managed by EVM or BMR.

Walter A. Row, III 7/20/57	Vice President of the Trust	Since 2001	Director of Equity Research and a Vice President of EVM and BMR. Officer of 31 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 33 registered investment companies managed by EVM or BMR.

Susan Schiff 3/13/61	Vice President of the Trust	Since 2002	Vice President of EVM and BMR. Officer of 29 registered investment companies managed by EVM or BMR.

Michael W. Weilheimer 2/11/61	President of the Portfolio	Since 2002(2)	Vice President of EVM and BMR. Officer of 9 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Treasurer of the Trust since 2005(3), of the Portfolio since 2002(2)	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 161 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2002, Mr. Weilheimer served as Vice President of the Portfolio since 1995 and Ms. Campbell served as Assistant Treasurer of the Portfolio since 1993.

(3)  Prior to 2005, Ms. Campbell served as Assistant Treasurer of the Trust since 1995.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

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Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended October 31, 2004 and October 31, 2005 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	10/31/2004	10/31/2005

Audit Fees	$64,440	$66,530

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$6,000	$6,300

All Other Fees(3)	$0	$0

Total	$70,440	$72,830

(1)           Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)           Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters

(3)           All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

Each of the fiscal years ended October 31, 2004 and October 31, 2005, $35,000 was billed by the registrant’s principal accountant, Deloitte and Touche LLP, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal years ended October 31, 2004 and October 31, 2005; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods, respectively.

Fiscal Years Ended	10/31/2004	10/31/2005

Registrant	$6,000	$6,300

Eaton Vance(1)	$344,230	$170,983

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Portfolio

By:	/s/Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	December 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer as of October 31, 2005

Date:	December 16, 2005

By:	/s/Dan A. Maalouly
Dan A. Maalouly
Treasurer

Date:	December 16, 2005

By:	/s/Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	December 16, 2005